Capital stock - Additional Information (Details)			12 Months Ended					24 Months Ended
	May 16, 2022 Option	Apr. 29, 2021	Dec. 31, 2022 USD ($) item Option $ / shares shares	Dec. 31, 2021 USD ($) Option shares	Dec. 31, 2021 CAD ($) USD ($) Option $ / shares shares	Dec. 31, 2020 USD ($) Option shares	Dec. 31, 2020 CAD ($) Option USD ($) $ / shares shares	Dec. 31, 2021 Option USD ($) $ / shares shares	Dec. 31, 2022 USD ($) item Option $ / shares shares	Jun. 11, 2021 USD ($) shares
Disclosure of classes of share capital [line items]
Common stock par value | $ / shares			$ 0
Proceeds from exercise of warrants | $				$ 246,160		$ 10,568
Proceeds from actual share options exercised | $					$ 312,833		$ 113,500
Number of share option exercised			0	203,333	203,333	92,500	92,500
Number of stock options forfeited			886,253	0	0
Number of stock options expired			72,000	33,333	33,333	53,667	53,667
Maximum allowable grants | shares			3,464,970		2,988,172		2,359,143	2,988,172	3,464,970
Number of stock options outstanding | $			2,896,933		2,259,036		1,184,600	2,259,036	2,896,933
Warrants exercised | shares			0	0	0
Liabilities from share-based payment transactions | $										$ 141,186
Number of option deemed to be settled under cash less transaction | shares			155,517						155,517	155,517
Number of other equity instruments forfeited			0
Stock Option Plan
Disclosure of classes of share capital [line items]
Maximum percentage of granting of options			10.00%
Stock term			5 years
Number of share options granted			805,947
Number of stock options outstanding			1,844,047						1,844,047
Number of shares acquired | item			1						1
Stock Option Plan | At Time Of Issue [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares			0.33%
Stock Option Plan | After One Year [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares			0.33%
Stock Option Plan | After Two Years [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares			0.33%
Legacy Plan
Disclosure of classes of share capital [line items]
Share options vested | shares			720,100	749,267	749,267	770,283	770,283
Weighted average exercise price, Options exercisable | $ / shares									$ 2.88
Weighted average exercise price | $ / shares					$ 3.16		$ 2.62	$ 3.16	2.88
Number of share options granted			0	1,115,086	1,115,086	396,000	396,000
Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Stock term			10 years
Share options vested | shares			486,864	46,500	46,500	0	0
Weighted average exercise price, Options exercisable | $ / shares					$ 8.84			$ 8.84	1.67
Weighted average exercise price | $ / shares									$ 1.58
Percentage on issued and outstanding		10.00%
Omnibus Equity Incentive Plan | After One Year [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares			0.33%
Omnibus Equity Incentive Plan | After Two Years [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares			0.33%
Omnibus Equity Incentive Plan | After Three Years [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares			0.33%
Restricted Share Units
Disclosure of classes of share capital [line items]
Number of share options granted			803,463	1,023,378	1,023,378	0	0
Number of share option vested			689,469	842,861
Number of share option exercised | $			175,261	827,361		0
Number of stock options outstanding | $							821,219
Number of shares acquired | item			1						1
Restricted Share Units | After One Year [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares			0.33%
Restricted Share Units | After Two Years [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares			0.33%
Restricted Share Units | After Three Years [Member]
Disclosure of classes of share capital [line items]
Percentage of vesting of shares			0.33%
Warrants
Disclosure of classes of share capital [line items]
Proceeds from exercise of warrants | $				$ 2,092,276		$ 1,859,963
Warrants issued | shares			0	0	0	0	0
Warrants outstanding | shares			0	0	0
Warrants exercised | shares			0	1,123,878	1,123,878	1,154,759	1,154,759
Deferred share units
Disclosure of classes of share capital [line items]
Number of share options granted			0					0
Percentage of maximum grants based on common shares outstanding			10.00%						10.00%
Maximum allowable grants | shares			100,000						100,000
Number of stock options outstanding | $					66,667			66,667
Deferred share units | Legacy Plan
Disclosure of classes of share capital [line items]
Exercise price | $ / shares									$ 1.20
Performance Share Units [Member]
Disclosure of classes of share capital [line items]
Number of share options granted	195,000
Number of stock options outstanding							165,000
Number of other equity instruments forfeited			30,000